OTHER RECEIVABLES AND DEPOSITS (Tables)	6 Months Ended
Jun. 30, 2016
Other Receivables And Deposits Tables
OTHER RECEIVABLES AND DEPOSITS
	June 30, 2016	December 31, 2015
Other receivables	$10,052	$9,431
Deposits	38,305	35,942
Total	$48,357	$45,373